Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL.
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

Company	Cash Generating Unit	Opening Balance 01-01-2022	Transfer	Foreign Currency Translation	Closing Balance 12-31-2022	Foreign Currency Translation	Closing Balance 12-31-2023
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Colina S.A.	Enel Colina S.A.	2,240,478	—	—	2,240,478	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	90,462,357	—	—	90,462,357	—	90,462,357
Enel Generación Chile S.A.	Generación Chile	756,642,815	—	—	756,642,815	—	756,642,815
Enel Green Power Chile S.A.	Enel Green Power Chile	24,521,350	—	324,265	24,845,615	617,178	25,462,793
Enel Transmisión Chile S.A.	Enel Transmisión Chile	37,912,005	(37,912,005)	—	—	—	—
Geotérmica del Norte	Enel Green Power Chile	92,072	—	1,218	93,290	2,317	95,607
Parque Eólico Talinay Oriente	Enel Green Power Chile	9,207,121	—	121,753	9,328,874	231,734	9,560,608
Total		921,078,198	(37,912,005)	447,236	883,613,429	851,229	884,464,658
(1)	See Note 5.3.